Commitments And Contingencies (Details)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies [Abstract]
Percentage of participating interest in gold project by affilitate	10.00%
Cash payment to affiliate as percentage of value of annual gold production from current mining leases	1.00%
Percentage of royalty on other metals	1.00%
Noncontrolling Interest, Ownership Percentage by Parent	90.00%